PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of assets stated at cost, less accumulated depreciation
Schedule of assets stated at cost, less accumulated depreciation
	December 31, 2023	June 30, 2023
Mine Assets	$450,000	$450,000
Total	$450,000	$450,000